Consolidated balance sheet - GBP (£) £ in Millions		Jun. 30, 2023	Dec. 31, 2022
Assets
Cash and balances at central banks		£ 116,461	£ 131,433
Items in the course of collection from other banks		1,931	2,285
Trading assets		88,219	79,878
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss		16,502	15,881
Derivatives		203,664	225,238
Loans and advances to banks		15,112	17,109
Loans and advances to customers		88,708	72,614
Reverse repurchase agreements – non-trading		77,246	53,949
Financial investments		38,314	32,604
Assets held for sale	[1]	1,170	21,214
Prepayments, accrued income and other assets		72,745	61,444
Current tax assets		1,128	595
Interests in associates and joint ventures		691	728
Goodwill and intangible assets		118	91
Deferred tax assets		1,228	1,583
Total assets		723,237	716,646
Liabilities
Deposits by banks		24,567	20,836
Customer accounts		229,274	215,948
Repurchase agreements – non-trading		47,568	32,901
Items in the course of transmission to other banks		2,260	2,226
Trading liabilities		45,553	41,265
Financial liabilities designated at fair value		31,446	27,282
Derivatives		199,448	218,867
Debt securities in issue		8,605	7,268
Liabilities of disposal groups held for sale	[2]	1,178	24,711
Accruals, deferred income and other liabilities		74,768	67,020
Current tax liabilities		193	130
Insurance contract liabilities		20,054	20,004
Provisions		334	424
Deferred tax liabilities		3	3
Subordinated liabilities		14,096	14,528
Total liabilities		699,347	693,413
Equity
Total shareholders’ equity		23,756	23,102
– called up share capital		797	797
– share premium account		420	420
– other equity instruments		3,930	3,930
– other reserves		(7,044)	(6,413)
– retained earnings		25,653	24,368
Non-controlling interests		134	131
Total equity	[3]	23,890	23,233
Total liabilities and equity		£ 723,237	£ 716,646

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
[2]	Includes businesses classified as held-for-sale as part of a broader restructuring of our European business. Refer to Note 11 'Assets held for sale and liabilities of disposal groups held for sale' on page 56.
[3]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.